UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2000

Check here if Amendment:      ___; Amendment Number:      ___

  This Amendment (Check only one.)  ___ is a restatement.
  ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Brookhaven Capital Management

Address:   3000 Sand Hill Road #3-105
           Menlo Park, CA 94025

Form 13F File Number:      28-04831

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathleen Orteig

Title:     Operations Manager

Phone:     650-854-5544


Signature, Place and Date of Signing:


    /s/ Kathleen Orteig			Menlo Park, CA		2/16/01
          [Signature]                [City, State]		[Date]

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       9

Form 13F Information Table Value Total:       94,227,290


List of Other Included Managers:  None


NAME OF ISSUER               TITLE OF     CUSIP                VALUE  SHARES                INV.       OTHER     AUTH
                             CLASS                             X1000                        DISC        MGR

NEW CENTURY FINANCIAL CORP	OTC IS	64352D101	84,814,034	8,077,527	SOLE	8,077,527
INTRENET INC	OTC IS	461190100	5,075,330	3,691,149	SOLE	3,691,149
NTN COMMUNICATIONS INC NEW	COMMON	629410309	3,877,769	6,204,431	SOLE	6,204,431
INTRENET INC	OTC IS	461190100	340,588	247,700	SOLE	247,700
CASH TECHNOLOGIES INC	OTC IS	8846627	100,000	10,500	SOLE	10,500
SOUTHERN PACIFIC FUNDING 	OTC IS	843576109	18,557	4,639,268	SOLE	4,639,268
APPLIED MAGNETICS CORP	OTC IS	38213104	1,000	500,000	SOLE	500,000
MAIL COM INC	OTC IS	560311102	13	18	SOLE	18
SOUTHERN PACIFIC FUNDING	BOND	943578204	0	17,431,168	SOLE	17,431,168

TOTALS																 94,227,290


CSR\4193\010\1134987.01




